Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Issuance of cost	$ 174
Ordinary Shares [Member]
Issuance of cost			$ 1,070
Warrant [Member]
Issuance of cost		$ 204